Condensed Financial Information of the Parent Company (Details)	12 Months Ended
Mar. 31, 2023
Condensed Financial Information of the Parent Company (Details) [Line Items]
After-tax profit percentage	10.00%
Registered capital percentage	50.00%
Net assets percentage	25.00%
PRC [Member]
Condensed Financial Information of the Parent Company (Details) [Line Items]
Net assets percentage	25.00%